Off-balance Sheet Items - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [abstract]
Agreed Credits	$ 19,951,554	$ 22,993,896
Documentary Export and Import Credits	2,596,376	1,661,462
Guarantees Granted	16,133,160	25,063,345
Liabilities for Foreign Trade Operations	$ 1,702,021	$ 360,905